UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows (used in)/provided by Operating Activities:
Net income	$ 433,783	$ 1,362,240
Adjustments to reconcile net income to net cash (used in)/provided by Operating activities:
Depreciation and amortization	729,585	463,714
Changes in operating assets and liabilities:
Accounts receivable trade	(303,922)	322,055
Inventories	(20,346)	(17,709)
Due from related parties	12,201,784	5,793,475
Prepaid expenses and other assets	(124,791)	11,461
Accounts payable	(259,998)	(209,322)
Accrued liabilities	410,425	126,251
Dry-dock costs paid	0	(151,680)
Net cash provided by Operating Activities	13,066,520	7,700,485
Cash flow (used in)/provided by Investing Activities:
Capitalized vessel improvements	0	(37,072)
Net cash used in Investing Activities	0	(37,072)
Cash flows (used in)/provided by Financing Activities:
Net (decrease)/increase in Former Parent Company Investment	329,618	(7,663,396)
Gross proceeds from issuance of common shares pursuant to registered direct offerings	17,157,000	0
Common share issuance expenses pursuant to registered direct offerings	(1,501,182)	0
Payment of Dividend on Series A Preferred Shares	(1,389)	0
Capital contribution from Former Parent Company due to spin off	10,356,450	0
Net cash (used in)/provided by Financing Activities	26,340,497	(7,663,396)
Net increase in cash and cash equivalents	39,407,017	17
Cash and cash equivalents at the beginning of the year	369	351
Cash and cash equivalents at the end of the year	$ 39,407,386	$ 368